Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
Schedule of currency exchange rates impact	The currency exchange rates and the entities that significantly impact our business are shown in the following table:
	Period End Rate		Average Rate
	June 30,	December 31,	For the six months ended June 30,
	2024	2023	2024	2023
Thai Baht (GF Cash (CIT), AI R&I)	0.0271	0.0292	0.0275	0.0293
Hong Kong Dollar (AI Hong Kong)	0.1281	0.1282	0.1279	0.1282
Chinese Renminbi (Beijing Wanjia)	0.1376	0.1409	0.1386	0.1444

Schedule of Disaggregation Information of Revenue by Service Type	Disaggregation information of revenue by service type which was recognized based on the nature of performance obligation disclosed above is as follows:
	For the six months ended June 30,
	2024	Percentage of Total	2023	Percentage of Total
Service Type	$	Revenue	$	Revenue
	(Unaudited)		(Unaudited)
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV)	$6,016,286	34.2%	$5,988,087	33.3%
Cash-In-Transit – Dedicated Vehicle to Banks (CIT DV)	1,765,869	10.1%	1,961,464	10.9%
ATM Management	3,293,725	18.7%	3,895,708	21.6%
Cash Processing (CPC)	1,710,792	9.7%	1,613,933	9.0%
Cash Center Operations (CCT)	857,109	4.9%	958,760	5.3%
Consolidate Cash Center (CCC)	276,137	1.6%	395,105	2.2%
Others **	-	-%	4,332	0.0%
Cash Deposit Management Solutions (GDM)	1,842,026	10.5%	1,125,767	6.3%
AI&Robotics solution	131,142	0.8%	440,229	2.4%
General security solutions	1,673,758	9.5%	1,622,218	9.0%
Total	$17,566,844	100.0%	$18,005,603	100.0%
**	Others include primarily revenue from express cash and coin processing services.